Interim Condensed Consolidated Balance Sheets	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash	¥ 16,650,244	$ 2,304,277	¥ 27,939,170
Accounts receivable, net	51,860,833	7,177,175	30,913,334
Accounts receivable - a related party			1,676,016
Contract assets	6,042,350	836,219	4,460,046
Prepaid expenses and other current assets, net	19,383,550	2,682,547	12,210,990
Loan to a third party	3,596,823	497,775
Total current assets	97,533,800	13,497,993	77,199,556
Non-current assets
Property and equipment, net	3,202,803	443,246	2,613,264
Intangible asset, net	1,903,246	263,396	757,959
Operating right-of-use assets, net	16,966,571	2,348,054	31,403,688
Deferred offering costs			6,326,130
Deferred tax assets	21,563	2,984	21,563
Refundable deposits	1,963,450	271,728	3,002,260
Prepayment for acquisition			3,596,823
Restricted cash	501,695	69,431	501,071
Total non-current assets	24,559,328	3,398,839	48,222,758
TOTAL ASSETS	122,093,128	16,896,832	125,422,314
Current liabilities
Short-term borrowings	18,500,000	2,560,270	14,800,000
Current maturities of long-term borrowing	600,000	83,036	600,000
Loan payable - a shareholder	2,000,000	276,786
Accounts payable - third parties	21,084,567	2,917,956	18,147,774
Accounts payable - related parties	16,337,417	2,260,984	7,425,184
Contract liabilities	1,563,418	216,366	1,989,310
Accrued expenses and other current liabilities	5,757,345	881,189	4,217,732
Other payables - related parties	1,768,283	244,718	2,477,658
Other payables - shareholders	6,956,371	962,713	6,980,836
Taxes payable	234,460	(51,965)	2,130,433
Operating lease liabilities - current	8,148,420	1,127,684	18,079,265
Total current liabilities	82,950,281	11,479,737	76,848,192
Non-current liabilities
Long-term borrowing	4,100,000	567,411	4,400,000
Operating lease liabilities – non-current	8,858,202	1,225,913	13,276,535
Total non-current liabilities	12,958,202	1,793,324	17,676,535
Total liabilities	95,908,483	13,273,061	94,524,727
Commitments and contingencies
Shareholders’ Equity
Additional paid in capital	61,635,472	8,529,917	72,691,813
Subscription receivable			(34,823,000)
Statutory reserves	3,575,076	494,765	4,651,141
Accumulated deficit	(31,701,623)	(4,387,282)	(9,025,668)
Accumulated other comprehensive loss	(2,434,162)	(336,871)	(181,546)
Total Jayud Global Logistics Limited shareholders’ equity	31,088,730	4,302,462	33,325,657
Non-controlling interests	(4,904,085)	(678,691)	(2,428,070)
Total shareholders’ equity	26,184,645	3,623,771	30,897,587
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	122,093,128	16,896,832	125,422,314
Class A Ordinary shares
Shareholders’ Equity
Ordinary shares	9,880	1,367	8,830
Class B Ordinary shares
Shareholders’ Equity
Ordinary shares	¥ 4,087	$ 566	¥ 4,087